32 Operating Costs and Expenses	12 Months Ended
Dec. 31, 2019
Operating Costs And Expenses [Abstract]
Operating Costs and Expenses

32  Operating Costs and Expense

	Operational costs	Selling expenses	General and administrative expenses	Other operating expenses, net	12.31.2019
Electricity purchased for resale (32.1)	(6,105,274)	-	-	-	(6,105,274)
Charge of the main distribution and transmission grid	(1,249,275)	-	-	-	(1,249,275)
Personnel and management (32.2)	(945,312)	(13,937)	(366,133)	-	(1,325,382)
Pension and healthcare plans (Note 23.3)	(169,476)	(1,914)	(66,936)	-	(238,326)
Materials and supplies	(75,417)	(289)	(6,446)	-	(82,152)
Materials and supplies for power electricity	(49,352)	-	-	-	(49,352)
Natural gas and supplies for gas business	(585,233)	-	-	-	(585,233)
Third-party services (32.3)	(433,429)	(23,002)	(156,690)	-	(613,121)
Depreciation and amortization	(1,031,880)	(9)	(47,228)	(14,719)	(1,093,836)
Credit losses, provisions and reversals (32.4)	33,290	(153,640)	-	(254,465)	(374,815)
Construction cost (32.5)	(1,091,396)	-	-	-	(1,091,396)
Other operating costs and expenses, net (32.6)	(57,422)	(14,269)	(90,867)	(189,630)	(352,188)
	(11,760,176)	(207,060)	(734,300)	(458,814)	(13,160,350)

	Operational	Selling	General and	Other operating
	costs	expenses	administrative expenses	expenses, net	12.31.2018
Electricity purchased for resale (32.1)	(6,361,178)	-	-	-	(6,361,178)
Charge of the main distribution and transmission grid	(1,176,780)	-	-	-	(1,176,780)
Personnel and management (32.2)	(978,878)	(18,460)	(360,447)	-	(1,357,785)
Pension and healthcare plans (Note 23.3)	(176,102)	(2,447)	(65,201)	-	(243,750)
Materials and supplies	(68,920)	(655)	(12,182)	-	(81,757)
Materials and supplies for power electricity	(19,729)	-	-	-	(19,729)
Natural gas and supplies for gas business	(412,618)	-	-	-	(412,618)
Third-party services (32.3)	(392,869)	(23,266)	(156,092)	-	(572,227)
Depreciation and amortization	(709,575)	(15)	(26,015)	(13,574)	(749,179)
Credit losses, provisions and reversals (32.4)	18,920	(81,936)	-	(243,681)	(306,697)
Construction cost (32.5)	(1,052,208)	-	-	-	(1,052,208)
Other operating costs and expenses, net (32.6)	(171,751)	(21,930)	(103,597)	(45,435)	(342,713)
	(11,501,688)	(148,709)	(723,534)	(302,690)	(12,676,621)

	Operational	Selling	General and	Other operating
	costs	expenses	administrative expenses	expenses, net	12.31.2017
Electricity purchased for resale (32.1)	(6,165,450)	-	-	-	(6,165,450)
Charge of the main distribution and transmission grid	(712,030)	-	-	-	(712,030)
Personnel and management (32.2)	(984,011)	(20,435)	(338,898)	-	(1,343,344)
Pension and healthcare plans (Note 23.3)	(175,479)	(2,424)	(59,694)	-	(237,597)
Materials and supplies	(71,535)	(968)	(10,621)	-	(83,124)
Materials and supplies for power electricity	(97,360)	-	-	-	(97,360)
Natural gas and supplies for gas business	(309,542)	-	-	-	(309,542)
Third-party services (32.3)	(386,435)	(18,826)	(116,254)	-	(521,515)
Depreciation and amortization	(686,007)	(16)	(32,070)	(13,506)	(731,599)
Credit losses, provisions and reversals (32.4)	122,782	(90,478)	-	(397,843)	(365,539)
Construction cost (32.5)	(1,003,881)	-	-	-	(1,003,881)
Other operating costs and expenses, net (32.6)	(196,942)	(35,903)	(128,138)	(52,967)	(413,950)
	(10,665,890)	(169,050)	(685,675)	(464,316)	(11,984,931)

32.1    Electricity purchased for resale

	12.31.2019	12.31.2018	12.31.2017
Purchase of Energy in the Regulated Environment - CCEAR	2,880,115	2,599,345	2,693,976
Electric Energy Trade Chamber - CCEE	1,405,497	1,850,021	1,766,091
Itaipu Binacional	1,316,524	1,272,177	1,117,957
Bilateral contracts	754,070	928,741	766,803
Program for incentive to alternative energy sources - Proinfa	268,063	228,295	217,646
Micro and mini generators and repurchase of customers	52,871	12,373	3,892
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(571,866)	(529,774)	(400,915)
	6,105,274	6,361,178	6,165,450

32.2    Personnel and management

	12.31.2019	12.31.2018	12.31.2017
Personnel
Salaries and management fees	746,415	794,966	806,119
Social charges on payroll	241,025	261,459	266,183
Meal and education allowance	113,021	113,177	119,881
Provisions for profit sharing (a)	155,544	91,526	68,817
Voluntary retirement program	43,517	69,289	53,468
	1,299,522	1,330,417	1,314,468
Management
Salaries and management fees	19,867	21,422	22,895
Social charges on payroll	5,745	5,695	5,635
Other expenses	248	251	346
	25,860	27,368	28,876
	1,325,382	1,357,785	1,343,344
(a) According to Federal Law No. 10,101/2000, State Decree No. 1,978/2007 and State Law No. 16,560/2010.

32.3    Third party services

	12.31.2019	12.31.2018	12.31.2017
Maintenance of electrical system	164,572	144,211	135,265
Communication, processing and transmission of data	115,037	115,397	94,230
Maintenance of facilities	105,586	91,872	95,176
Consumer service	55,632	34,502	29,789
Meter reading and bill delivery	45,515	43,968	49,647
Consulting and audit	21,016	41,615	21,589
Other services	105,763	100,662	95,819
	613,121	572,227	521,515

32.4    Credit losses, provisions and reversals

	12.31.2019	12.31.2018	12.31.2017
Provision for litigations	257,921	219,636	386,373
Impairment of assets
Power generation concession contract (Note 10.5)	(2,945)	(4,758)	(1,117)
Credits on sales and purchases of gas	-	-	(123,586)
Property, plant and equipment - generation segment (Note 17.7)	(117,744)	(14,162)	1,921
Property, plant and equipment - telecommunications segment (Note 17.8)	87,399	-
Expected credit losses (Trade accounts and Other receivables)	153,640	96,202	90,478
Tax credits estimated losses	(3,456)	9,779	11,470
	374,815	306,697	365,539

32.5    Construction costs

	12.31.2019	12.31.2018	12.31.2017
Materials and supplies	548,336	507,899	387,278
Third party services	395,607	400,680	437,788
Personnel	125,777	124,469	143,266
Others	21,676	19,160	35,549
	1,091,396	1,052,208	1,003,881

32.6    Other operating costs and expenses, net

	12.31.2019	12.31.2018	12.31.2017
Net losses in the decommissioning and disposal of assets (a)	154,628	106,675	58,569
Financial offset for the use of water resources	103,737	105,310	110,971
Taxes	35,319	84,492	87,759
Compensation	66,550	30,949	45,712
Collection charge	51,156	44,682	-
Advertising and publicity	29,132	22,135	27,768
Leasing and rent	9,215	40,016	32,037
Gain (loss) on sale of investments	-	-	(28,650)
Other net income, costs and expenses (b)	(97,549)	(91,546)	79,784
	352,188	342,713	413,950
(a) Of the total recorded in 2019, R$ 124,067 refer to write-offs of Copel Telecomunicações' fixed assets (Note 17.8).
(b) The 2018 balance includes revenue of R$ 72,068 related to reimbursement from suppliers of goods from the wind farms of the Brisa Complex. The 2019 balance includes R$ 97,664 of water rate reversal (TCFRH)